Pension and Other Postretirement Benefits, Other Postretirement Plan Assumed Health Care Cost Trend Rates (Details) (Other Postretirement Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Assumed health care cost trend rates [Abstract]
Immediate trend rate (in hundredths)	7.90%	8.20%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	4.50%	4.50%
Year that rate reaches ultimate trend rate	2027	2027
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on accumulated postretirement benefit obligation	less than $1 million
Effect of one percentage point decrease on accumulated postretirement benefit obligation	less than $1 million
Non-US Plans [Member]
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on accumulated postretirement benefit obligation	less than $1 million
Effect of one percentage point decrease on accumulated postretirement benefit obligation	less than $1 million
Non-US Plans [Member] | Canada [Member]
Assumed health care cost trend rates [Abstract]
Immediate trend rate (in hundredths)	7.50%	8.00%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	5.00%	5.00%
Year that rate reaches ultimate trend rate	2018	2018
Non-US Plans [Member] | France [Member]
Assumed health care cost trend rates [Abstract]
Immediate trend rate (in hundredths)	3.50%	2.00%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	0.00%	0.00%